Other income, net	12 Months Ended
Dec. 31, 2015
Other income, net [Abstract]
Other income, net
25.	Other income, net

Continuing Operations	Years ended December 31,
(In thousands)	2013	2014	2015
Subsidy income	1,393	2,236	1,902
Fair value changes of warrants liabilities	1,531	8,054	—
Investment income from short-term investments	1,847	3,471	3,666
Dilution gains arising from deemed disposal of investment (Note 11)	—	449	702
Investment loss impairment of long-term investment	—	—	(802)
Exchange losses	(252)	(176)	(2,771)
Settlement income	249	489	755
Others	(89)	(557)	175
	4,679	13,966	3,627